Noninterest Income - Summary of Noninterest Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Earnings and gain on bank owned life insurance	$ 106	$ 101	$ 222	$ 222	$ 462	$ 427
Net gains (losses) on sales and redemptions of investment securities	1,023	32	1,049	111	329	(182)
(Losses)/gains on marketable equity securities	(722)	16	(916)	57	81	(62)
Other miscellaneous income	33	35	50	62	126	151
Total noninterest income	1,531	1,219	3,279	2,312	4,917	3,835
Insufficient Funds Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	148	272	423	480	1,122	852
Deposit Related Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	117	53	172	105	179	202
ATM Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	38	23	64	45	90	94
Service Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	303	348	659	630	1,391	1,148
Insurance Commissions [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	184	216	519	451	828	831
Investment Services Revenue [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	81	97	149	145	267	288
ATM Fees Surcharge [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	56	59	109	105	226	232
Banking House Rents Collected [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	71	33	142	68	195	134
Fee Income [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	392	405	919	769	1,516	1,485
Debit Card Interchange Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	205	187	368	331	657	576
Merchant Card Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	15	22	31	38	80	72
Card Income [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	220	209	399	369	737	648
Loan Servicing Fees [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	79	60	128	87	211	170
Net Gains (Losses) on Sale of Loans and Foreclosed Real Estate [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	97	13	769	5	64	50
Total Mortgage Fee Income and Realized Gain on Sale of Loans and Foreclosed Real Estate [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	176	73	897	92	275	220
Service Fees, Fee Income, Card Income and Mortgage Fee Income and Realized Gain on Sale of Loans and Foreclosed Real Estate [Member]
Disaggregation Of Revenue [Line Items]
Noninterest income	$ 1,091	$ 1,035	$ 2,874	$ 1,860	$ 3,919	$ 3,501